BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 44.7%
Australia - 4.9%
Australia Government Bond, Senior Notes	2.750%	10/21/19	104,116,000	AUD	$70,342,174	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	20,956,800	AUD	14,813,494	(a)
Queensland Treasury Corp.	5.500%	6/21/21	43,535,000	AUD	31,687,688	(a)
Western Australian Treasury Corp., Senior Notes	7.000%	7/15/21	41,800,000	AUD	31,245,502

Total Australia					148,088,858

Brazil - 4.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	216,955,000	BRL	55,168,341
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	292,620,000	BRL	82,571,684

Total Brazil					137,740,025

Colombia - 4.6%
Colombian TES, Bonds	6.250%	11/26/25	168,170,000,000	COP	50,494,250
Colombian TES, Bonds	6.000%	4/28/28	304,030,000,000	COP	88,518,701

Total Colombia					139,012,951

Indonesia - 3.8%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	722,700,000,000	IDR	56,491,262
Indonesia Treasury Bond, Senior Notes	6.625%	5/15/33	153,500,000,000	IDR	9,874,716
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	609,200,000,000	IDR	46,130,967

Total Indonesia					112,496,945

Malaysia - 4.7%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	68,230,000	MYR	16,384,344
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	101,200,000	MYR	24,610,380
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	95,170,000	MYR	23,139,148
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	136,550,000	MYR	32,945,536
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	59,305,000	MYR	14,631,378
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	119,110,000	MYR	29,263,439

Total Malaysia					140,974,225

Mexico - 13.9%
Mexican Bonos, Bonds	8.000%	11/7/47	967,889,400	MXN	52,810,147
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,602,834,800	MXN	90,481,300
Mexican Bonos, Senior Notes	7.750%	11/23/34	648,081,400	MXN	34,727,889
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,764,587,400	MXN	100,776,593
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,602,742,800	MXN	138,102,055

Total Mexico					416,897,984

Poland - 4.1%
Republic of Poland Government Bond	1.500%	4/25/20	260,737,000	PLN	65,148,814

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - (continued)
Republic of Poland Government Bond	5.250%	10/25/20	102,456,000	PLN	$26,641,728
Republic of Poland Government Bond	2.000%	4/25/21	120,257,000	PLN	30,241,932

Total Poland					122,032,474

South Africa - 4.1%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,132,102,684	ZAR	52,598,485
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,175,110,659	ZAR	68,638,002

Total South Africa					121,236,487

TOTAL SOVEREIGN BONDS (Cost - $1,586,510,763)					1,338,479,949

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.7%
U.S. Government Obligations - 38.7%
U.S. Treasury Bonds	3.000%	2/15/49	219,294,000		261,516,661
U.S. Treasury Bonds	2.875%	5/15/49	68,090,200		79,428,814
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	1.988%	4/30/21	436,401,200		435,789,867	(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	2.069%	7/31/21	201,508,200		201,368,529	(b)
U.S. Treasury Notes	2.625%	2/15/29	168,125,700		181,992,787

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,106,915,878)					1,160,096,658

CORPORATE BONDS & NOTES - 13.5%
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 4.2%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.099%	4/5/21	52,251,000		51,654,225	(b)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.311%	1/9/20	17,269,000		17,271,643	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.233%	4/13/20	57,683,000		57,829,151	(b)

TOTAL CONSUMER DISCRETIONARY					126,755,019

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	26,960,000		28,173,200	(c)

FINANCIALS - 7.0%
Banks - 1.4%
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.292%	7/26/21	42,642,000		43,180,754	(b)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		Value
Capital Markets - 4.6%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.600%	2/22/21	54,842,000		$54,849,474	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.898%	2/23/23	81,697,000		81,678,000	(b)

Total Capital Markets					136,527,474

Consumer Finance - 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.887%	11/5/21	29,178,000		29,356,776	(b)

TOTAL FINANCIALS					209,065,004

INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	33,887,000		39,584,502

TOTAL CORPORATE BONDS & NOTES (Cost - $397,101,162)					403,577,725

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.1%
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.918%	11/25/24	2,564,102		2,800,836	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.218%	1/25/30	6,217,442		6,303,616	(b)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. EURIBOR + 0.160%, 0.000% Floor)	0.000%	12/17/49	4,675,551	EUR	4,701,550	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. EURIBOR + 0.140%, 0.000% Floor)	0.000%	3/22/44	7,097,433	EUR	7,163,363	(a)(b)
Pastor GC Hipotecario, 2005 A2 (3 mo. EURIBOR + 0.170%, 0.000% Floor)	0.000%	6/21/46	10,943,328	EUR	10,773,356	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,503,311)					31,742,721

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,127,031,114)					2,933,897,053

			SHARES
SHORT-TERM INVESTMENTS - 1.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $51,539,588)	1.943%		51,539,588		51,539,588

TOTAL INVESTMENTS - 99.7% (Cost - $3,178,570,702)					2,985,436,641
Other Assets in Excess of Liabilities - 0.3%					8,488,490

TOTAL NET ASSETS - 100.0%					$2,993,925,131

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	8,930,000,000	USD	12,912,181	HSBC Securities Inc.	10/7/19	$(663,616)
CLP	29,590,000,000	USD	42,659,016	HSBC Securities Inc.	10/7/19	(2,072,786)
GBP	64,700,000	USD	81,089,157	HSBC Securities Inc.	10/24/19	(1,454,879)
GBP	86,600,000	USD	108,251,732	HSBC Securities Inc.	10/24/19	(1,662,419)
AUD	88,310,000	USD	62,430,401	Morgan Stanley & Co. Inc.	10/24/19	(2,772,149)
IDR	428,900,000,000	USD	30,371,052	JPMorgan Chase & Co.	10/25/19	(240,522)
CLP	24,130,000,000	USD	35,213,940	HSBC Securities Inc.	10/29/19	(2,101,349)
PLN	135,050,000	USD	35,459,689	Citibank N.A.	10/30/19	(1,768,783)
RUB	2,673,000,000	USD	40,533,778	Citibank N.A.	11/8/19	465,114
CLP	31,250,000,000	USD	43,900,315	HSBC Securities Inc.	11/13/19	(1,004,080)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	88,085,403	ZAR	1,375,480,000	HSBC Securities Inc.	11/15/19	$(2,183,731)
USD	94,706,460	MXN	1,890,000,000	Citibank N.A.	11/19/19	(273,569)
AUD	145,530,000	USD	99,001,149	Morgan Stanley & Co. Inc.	11/22/19	(603,477)
NZD	94,000,000	USD	60,117,700	HSBC Securities Inc.	12/5/19	(1,165,027)
NOK	1,165,500,000	USD	130,465,444	Goldman Sachs Group Inc.	12/6/19	(2,225,560)
GBP	92,560,000	USD	114,524,488	JPMorgan Chase & Co.	12/9/19	(396,185)
USD	31,027,406	ZAR	462,600,000	Barclays Bank PLC	12/11/19	765,653
USD	15,686,538	EUR	14,090,000	JPMorgan Chase & Co.	12/12/19	243,460
CLP	42,260,000,000	USD	59,439,084	HSBC Securities Inc.	12/13/19	(1,394,353)
CZK	1,374,000,000	USD	58,488,743	JPMorgan Chase & Co.	1/10/20	(283,011)
KRW	135,877,000,000	USD	113,814,131	Citibank N.A.	1/13/20	155,470
NOK	526,400,000	USD	58,809,072	HSBC Securities Inc.	1/17/20	(856,697)
NZD	88,760,000	USD	55,818,057	HSBC Securities Inc.	1/17/20	(102,778)
SEK	1,523,300,000	USD	158,965,208	HSBC Securities Inc.	1/17/20	(3,060,226)
GBP	148,440,000	USD	186,483,688	Citibank N.A.	1/24/20	(3,118,389)

Total						$(27,773,889)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,338,479,949	—	$1,338,479,949
U.S. Government & Agency Obligations	—	1,160,096,658	—	1,160,096,658
Corporate Bonds & Notes	—	403,577,725	—	403,577,725
Collateralized Mortgage Obligations	—	31,742,721	—	31,742,721

Total Long-Term Investments	—	2,933,897,053	—	2,933,897,053

Short-Term Investments†	$51,539,588	—	—	51,539,588

Total Investments	$51,539,588	$2,933,897,053	—	$2,985,436,641

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,629,697	—	$1,629,697

Total	$51,539,588	$2,935,526,750	—	$2,987,066,338

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$29,403,586	—	$29,403,586

†	See Schedule of Investments for additional detailed categorizations.